Segment and Geographic Area Information - Schedule of Segment Reporting Information to Consolidated Assets (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Assets By Segment [Line Items]
Combined assets	$ 17,305	$ 16,413		$ 18,680
Cash and cash equivalents	241	557	$ 521	266	$ 213	$ 148
Corporate goodwill	155	152		160	$ 167
Corporate fixed assets, net	9,609	9,390		11,326
LIFO reserve	$ (139)	(172)		(279)
Historical [Member]
Schedule Of Assets By Segment [Line Items]
Combined assets		16,413		18,677
Operating Segments [Member]
Schedule Of Assets By Segment [Line Items]
Combined assets		14,209
Operating Segments [Member] | Historical [Member]
Schedule Of Assets By Segment [Line Items]
Combined assets		13,936		17,273
Intersegment Eliminations [Member]
Schedule Of Assets By Segment [Line Items]
Combined assets		(709)
Intersegment Eliminations [Member] | Historical [Member]
Schedule Of Assets By Segment [Line Items]
Combined assets		(306)		(471)
Other [Member]
Schedule Of Assets By Segment [Line Items]
Cash and cash equivalents		557
Deferred income taxes		589
Corporate goodwill		147
Corporate fixed assets, net		454
LIFO reserve		(172)
Fair value of derivative contracts		1,078
Other		260
Other [Member] | Historical [Member]
Schedule Of Assets By Segment [Line Items]
Cash and cash equivalents		557		266
Deferred income taxes		589		1,061
Corporate goodwill		147		153
Corporate fixed assets, net		454		544
LIFO reserve		(172)		(279)
Fair value of derivative contracts		1,078		16
Other		$ 130		$ 114